Intangible assets - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2003
Intangible assets
Goodwill	€ 1,265	€ 1,284
Period over which management has projected cash flows	4 years
France
Intangible assets
Discount rate applied to cash flow projections	5.90%
Greece
Intangible assets
Discount rate applied to cash flow projections	6.20%
Gas Distribution Company of Thessaloniki Thessaly SA
Intangible assets
Percentage of voting equity interests acquired		51.00%
CGU Domestic Gas Market
Intangible assets
Goodwill recognised as of acquisition date			€ 706
Period over which management has projected cash flows	4 years
Growth rate used to extrapolate cash flow projections	0.00%
Amount by which unit's recoverable amount exceeds its carrying amount	€ 1,701
CGU Domestic Gas Market | Italy
Intangible assets
Discount rate applied to cash flow projections	5.30%
CGU Foreign Gas Market | Gas Distribution Company of Thessaloniki Thessaly SA
Intangible assets
Goodwill	€ 45
Percentage of voting equity interests acquired	51.00%
Percentage of voting equity interests before acquisition	49.00%
CGU Foreign Gas Market | Eni Gas and Power France SA
Intangible assets
Goodwill	€ 95
Gross carrying amount
Intangible assets
Goodwill	2,454
Capitalized costs for customer acquisition
Intangible assets
Intangible assets other than goodwill	226	€ 166
Concessions, licenses, trademarks and similar items
Intangible assets
Intangible assets other than goodwill	102	151
Transport rights of natural gas
Intangible assets
Intangible assets other than goodwill	30	27
Intangible assets in progress
Intangible assets
Intangible assets other than goodwill	€ 78	€ 78